Commitment and Contingencies (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Product Liability Contingency [Line Items]
Security deposit amount	$ 1,373,000		$ 1,373,000		$ 323,000	$ 494,000
Prepaid expenses and other current assets	936,000		$ 936,000		1,116,000	900,000
Debt description			Prior to the closing of the IPO, Biofrontera AG shall be responsible for 100% of the legal fees, costs and expenses related to this matter. After the closing of the IPO Biofrontera AG and the Company agreed to share the related legal costs at a rate of 69% and 31%, respectively.
Settlement payment description			the Company entered into a settlement and release agreement with the respect to the above mentioned litigation. In the settlement, the Company and Biofrontera AG together agreed to make an aggregate payment of $22.5 million to settle the claims in the litigation. The Company will be responsible for $11.25 million of the aggregate settlement amount, plus interest accrued at a rate equal to the weekly average 1-year constant maturity Treasury yield
Legal settlement liability	11,250,000		$ 11,250,000
Settlement Agreement [Member] | First Installment [Member]
Product Liability Contingency [Line Items]
Settlement payment description			On the 25th day following the entry into the settlement agreement, the Company will pay 50% of the aggregate amount it owes
Settlement Agreement [Member] | Second Installment [Member]
Product Liability Contingency [Line Items]
Settlement payment description			On the 365th day following the entry into the settlement agreement, the Company will pay 25% of the aggregate amount it owes
Settlement Agreement [Member] | Third Installment [Member]
Product Liability Contingency [Line Items]
Settlement payment description			On the 730th day following entry into the settlement, the Company will pay 25% of the aggregate amount it owes.
Xepi LSA [Member]
Product Liability Contingency [Line Items]
Annual net sales	2,000,000	$ 4,000,000	$ 2,000,000	$ 4,000,000
Xepi LSA [Member] | Maximum [Member]
Product Liability Contingency [Line Items]
Amount at which a license agreement milestone payment becomes due			25,000,000	50,000,000
Maruho Co Ltd [Member] | December 31, 2022 [Member]
Product Liability Contingency [Line Items]
Repayments of related party debt			3,600,000
Maruho Co Ltd [Member] | December 31, 2023 [Member]
Product Liability Contingency [Line Items]
Repayments of related party debt			3,700,000
Facility Leases [Member]
Product Liability Contingency [Line Items]
Security deposit amount	100,000		100,000		100,000
Net of sublease income	200,000	200,000	600,000	800,000	1,000,000.0	600,000
Facility Leases [Member] | Cutanea Life Sciences Inc [Member]
Product Liability Contingency [Line Items]
Prepaid expenses and other current assets	$ 100,000		$ 100,000		$ 100,000
Auto Leases [Member]
Product Liability Contingency [Line Items]
Lessee, Operating Lease, Term of Contract	40 months		40 months		40 months
Lease expense	$ 100,000	$ 100,000	$ 400,000	$ 400,000	$ 500,000	$ 600,000